Financial instruments (Details 24) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	$ 44,631	$ 18,908
Current financial liabilities at amortised cost	373,342	360,739
Current, total financial liabilities	417,973	379,647
Non-current financial liabilities at fair value through profit or loss	0	33,732
Non-current financial liabilities at amortised cost	1,031,507	1,059,706
Non-current, total financial liabilities	1,031,507	1,093,438
Financial liabilities at fair value through profit or loss	0	0	$ 498
Financial liabilities at amortised cost	1,404,849	1,420,445
Total, total financial liabilities	1,496,360	1,582,060
Trade payables due to related parties [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	1,365	7
Non-current financial liabilities at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	1,365	7
Total, total financial liabilities	1,365	7
Financial liabilities at fair value through profit or loss [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	43,266	18,901
Non-current financial liabilities at fair value through profit or loss	0	33,732
Financial liabilities at fair value through profit or loss	43,266	52,633
Total, total financial liabilities	5,979	1,920
Financial liabilities measured at amortized cost [Member]
Financial instruments [Line Items]
Current financial liabilities at amortised cost	163,568	101,270
Non-current financial liabilities at amortised cost	0	0
Financial liabilities at amortised cost	163,568	101,270
Financial liabilities measured at amortized cost [Member]
Financial instruments [Line Items]
Current financial liabilities at amortised cost	13,494	58,973
Non-current financial liabilities at amortised cost	1,031,507	1,059,706
Financial liabilities at amortised cost	1,045,001	1,118,679
Financial liabilities measured at amortized cost [Member]
Financial instruments [Line Items]
Current financial liabilities at amortised cost	196,280	200,496
Non-current financial liabilities at amortised cost	0	0
Financial liabilities at amortised cost	$ 196,280	$ 200,496